INTANGIBLE ASSETS - Sensitivity of VIU Changes to Current Assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Santander UK plc | Santander UK Group Holdings plc
Disclosure Of Goodwill [Line Items]
Value in use	Value in use [member]	Value in use [member]
Personal Financial Services
Disclosure Of Goodwill [Line Items]
Carrying value	£ 8,072	£ 7,294
Value in use	8,752	7,639
Headroom	£ 680	£ 345
Increase in discount rate	0.94%	0.53%
Decrease in forecast cash flows	8.00%	5.00%